Shareholder Fees	Dec. 31, 2025 USD ($)
Class I | Mid Cap Growth Portfolio | Mid Cap Growth Portfolio Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class I | Mid Cap Intrinsic Value Portfolio | Mid Cap Intrinsic Value Portfolio Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Class I | Quality Equity Portfolio | Quality Equity Portfolio Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Class I | Short Duration Bond Portfolio | Short Duration Bond Portfolio Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
Class S | Mid Cap Growth Portfolio | Mid Cap Growth Portfolio Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Class S | Mid Cap Intrinsic Value Portfolio | Mid Cap Intrinsic Value Portfolio Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
Class S | Quality Equity Portfolio | Quality Equity Portfolio Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0